Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Summary of Group Reconciles Adjusted EBITDA and Adjusted EBITDA Margin to Profit

	Note	December 31, 2023	December 31, 2022	December 31, 2021
Profit for the year (i)		149,086	108,697	77,853
Income tax expense	12	29,428	11,586	7,647
Inflation adjustment	11	12,537	1,037	334
Finance income	11	(128,228)	(18,078)	(2,540)
Finance costs	11	116,834	24,668	544
Other operating loss / (gain)		—	697	(2,896)
Impairment (gain) / loss on financial assets (ii)	16, 17	(3,136)	5,534	33
Depreciation and amortization	10	12,225	8,147	4,747
Secondary offering expenses (iii)		—	89	5,158
Transaction costs (iv)		—	—	687
Other non-recurring costs (v)	8	1,663	2,014	—
Share-based payment non-cash charges, net of forfeitures	13	11,922	8,684	7,590
Adjusted EBITDA		202,331	153,075	99,157

Revenues	6	650,351	418,925	244,120
Adjusted EBITDA		202,331	153,075	99,157
Adjusted EBITDA Margin		31.1%	36.5%	40.6%
Profit Margin		22.9%	25.9%	31.9%

(i)
Includes a net gain of USD 17,433 related to the effective portion of foreign currency hedge, which has been presented on a net basis against a foreign exchange loss of USD 17,656 (together with a net foreign exchange loss of USD 223 included in Cost of Services). For further information refer to Notes 6(c)i, Note 11 (ii) and Note 24 Derivative financial instruments.
(ii)
USD 3,454 corresponds to a recovery on deposits in FTX Trading Ltd. as compared to a provision of USD 5,576 in 2022 for expected loss of amounts on deposit in FTX Trading Ltd. (see note 17.ii).
(iii)
Corresponds to expenses incurred by dLocal in relation to a secondary offering of its shares occurred in 2021.
(iv)
Corresponds to costs related to the acquisition of PrimeiroPay in 2021.
Other non-recurring costs related to an internal review of the allegations made by a short-seller report and class action expense, which include fees from independent counsel, independent global expert services and a forensic accounting advisory firm were included.
Summary of Payments from/to Such Customers

	2023	YoY%	2022	YoY%	2021
LatAm	492,681	42.7%	345,360	54.5%	223,602
Brazil	158,997	89.2%	84,025	40.8%	59,698
Argentina	75,128	-3.2%	77,577	54.6%	50,165
Mexico	116,835	71.8%	68,000	103.7%	33,376
Chile	55,666	6.1%	52,464	43.7%	36,497
Other countries	86,055	36.0%	63,294	44.3%	43,866
Non-LatAm	157,670	114.3%	73,565	258.5%	20,518
Nigeria	83,969	148.4%	33,805	1762.5%	1,815
Other countries	73,701	85.4%	39,760	112.6%	18,703
Total	650,351	55.2%	418,925	71.6%	244,120

During the years ended December 31, 2023, 2022 and 2021, the Group had no revenues from customers domiciled in the Cayman Islands.